Income Taxes (Tables)	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Summary Of Provision (Benefit) For Income Taxes

	2016	2015	2014
Current:
Federal	$2,166,000	$2,053,000	$4,996,000
State	83,000	111,000	214,000
	2,249,000	2,164,000	5,210,000
Deferred:
Federal	(8,597,000)	2,033,000	5,702,000
State	(1,363,000)	639,000	908,000
	(9,960,000)	2,672,000	6,610,000
	$(7,711,000)	$4,836,000	$11,820,000

Summary Of Difference Between Provision (Benefit) For Income Taxes And Amount Which Would Result From Application Of Federal Statutory Rate

	2016	2015	2014

Provision (benefit) for income taxes at statutory rate	$(6,299,259)	$4,955,069	$12,887,512
Percentage depletion	(395,649)	(530,783)	(1,466,456)
State income taxes, net of federal provision (benefit)	(683,800)	487,500	1,018,550
Other	(332,292)	(75,786)	(619,606)
	$(7,711,000)	$4,836,000	$11,820,000

Summary Of Deferred Tax Assets And Liabilities

	2016	2015
Deferred tax liabilities:
Financial basis in excess of tax basis, principally intangible drilling costs capitalized for financial purposes and expensed for tax purposes	$33,656,415	$41,880,691
Derivative contracts	-	1,637,987
	33,656,415	43,518,678
Deferred tax assets:
State net operating loss carry forwards	259,981	323,536
AMT credit carry forwards	-	164,478
Deferred directors' compensation	1,273,279	1,149,217
Restricted stock expense	494,776	457,934
Derivative contracts	166,597	-
Other	785,775	787,506
	2,980,408	2,882,671
Net deferred tax liabilities	$30,676,007	$40,636,007